UNITED SATATES

              SECURITIES AND EXCHANGE COMMISSION

                       Washington DC 20549



                           FORM N-PX





          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

                     MANAGEMENT INVESTMENT COMPANIES





          Investment Company Act file number:  811-08763



          Name of registrant: MH Elite Portfolio of Funds, Inc.



          Address: 43 Highlander Drive

                   Scotch Plains, NJ 07076



          Agent for service: MH Elite Portfolio of Funds, Inc.

                             43 Highlander Drive

                             Scotch Plains, NJ 07076



          Registrants telephone number: 1-800-318-7969



          Date of fiscal year end: December 31



          Reporting period:  July 1, 2012 through June 30, 2013











                             PROXY VOTING RECORD



---------------------------------------------------------------------------







MH Elite Fund of Funds

----------------------





Artisan Mid Cap Value Inv





Exchange Ticker Symbol:   ARTQX          CUSIP: 04314H709





Shareholder Meeting Date: 11/29/12





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To election of Directors                    X                 For       For



Amendment of certain Fundamental            X                 For       For

investment restrictions of the Funds



Amendment and restatement of the            X                 For       For

Amended and Restated Articles of

Incorporation of the Corporation.



---------------------------------------------------------------------------







Fidelity Select Consumer Staples





Exchange Ticker Symbol:   FDFAX          CUSIP: 31690848





Shareholder Meeting Date: 5/14/13





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To elect a Board of Trustees                X                 For       For



to approve a management contract between    X                 For       For

the fund and Fidelity SelectCo, LLC.



---------------------------------------------------------------------------







LKCM Equity I





Exchange Ticker Symbol:   LKEQX          CUSIP: 501885206





Shareholder Meeting Date: 2/21/13





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To elect Trustees of the Trust              X                 For       For



---------------------------------------------------------------------------





Scout Mid Cap





Exchange Ticker Symbol:   UMBMX          CUSIP: 81063U206





Shareholder Meeting Date: 4/5/13





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To elect Trustees of the Trust              X                 For       For



---------------------------------------------------------------------------







MH Elite Select Portfolio of Funds

----------------------------------





Harbor International I





Exchange Ticker Symbol:   HAINX          CUSIP: 81063U206





Shareholder Meeting Date: 6/25/13





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



A proposal to approve a new advisory        X                 For       For

agreement between each Harbor Fund

(each, a "Fund" and, collectively,

the "Funds") and Harbor Capital

Advisors, Inc., each Fund's current

investment adviser ("Harbor Capital"),

as a result of a proposed transaction

involving the sale of Harbor

Capital's parent company.





A proposal to approve an Amended and        X                 For       For

Restated Agreement and Declaration

of Trust for Harbor Funds.



---------------------------------------------------------------------------





OPPENHEIMER DEVELOPING MARKETS Y





Exchange Ticker Symbol:   ODVYX          CUSIP: 683974505







Shareholder Meeting Date: 6/21/13





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To elect Board Members                     X                 For       For



To approve changes in, or the removal      X                 For       For

of, certain fundamental

policies/investment objectives.



To approve an Agreement and Plan of        X                 For       For

Reorganization that provides for the

reorganization of each Fund that is a

Maryland corporation or a Massachusetts

business trust, as applicable, into a

Delaware statutory trust:



---------------------------------------------------------------------------





OPPENHEIMER INTERNATIONAL GROWTH Y





Exchange Ticker Symbol:   OIGYX          CUSIP: 68380L407







Shareholder Meeting Date: 6/21/13





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To elect Board Members                     X                 For       For



To approve changes in, or the removal      X                 For       For

of, certain fundamental

policies/investment objectives.



To approve an Agreement and Plan of        X                 For       For

Reorganization that provides for the

reorganization of each Fund that is a

Maryland corporation or a Massachusetts

business trust, as applicable, into a

Delaware statutory trust:





---------------------------------------------------------------------------



WESTCORE INTERNATIONAL SMALL CAP





Exchange Ticker Symbol:   WTIFX          CUSIP: 957904550





Shareholder Meeting Date: 10/17/12





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To elect seven Trustees to serve on the     X                 For       For

Board of Trustees until their

resignation, retirement, death or

removal or until their respective

successors are duly elected and

qualified

---------------------------------------------------------------------------





MH Elite Income Fund of Funds

----------------------------------





LOOMIS SAYLES BOND I





Exchange Ticker Symbol:   LSBDX          CUSIP: 543495840





Shareholder Meeting Date: 3/18/13





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To elect Trustees for Natixis Funds         X                 For       For

Trust I, Natixis Funds Trust II,

Natixis Funds Trust IV, Loomis Sayles

Funds I, Loomis Sayles Funds II,

Hansberger International Series and

Gateway Trust, with each Trust voting

separately



---------------------------------------------------------------------------





LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY Y



Exchange Ticker Symbol:   NELYX          CUSIP: 543487326





Shareholder Meeting Date: 3/18/13





                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt

                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To elect Trustees for Natixis Funds         X                 For       For

Trust I, Natixis Funds Trust II,

Natixis Funds Trust IV, Loomis Sayles

Funds I, Loomis Sayles Funds II,

Hansberger International Series and

Gateway Trust, with each Trust voting

separately



-------------------------------------------------------------------------


SCOUT CORE PLUS BOND FUND I



Exchange Ticker Symbol:   SCPZXX          81063U818



Shareholder Meeting Date: 4/5/13



                                                Proposed by

Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd

---------------------------------------  ------  --------  ---------   ----



To Elect Trustees of the Trust              X                 For       For





---------------------------------------------------------------------------









                                 SIGNATURES





Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.









(Registrant)    MH Elite Portfolio of Funds, Inc.



By (Signature and Title)    /s/ Jeff Holcombe



                                Jeff Holcombe

                                Vice President





Date: August 27, 2013